Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Current Assets:
Cash and cash equivalents	$ 382	$ 234	$ 65
Accounts receivable trade, less allowance for doubtful accounts	81	78	94
Inventories	44	42	33
Prepaid expenses and other current assets	77	46	48
Deferred income taxes	68	40	23
Total current assets	652	440	263
Property and equipment, net	215	217	172
Subscriber system assets, net	1,793	1,744	1,653
Goodwill	3,419	3,400	3,395
Intangible assets, net	2,844	2,861	2,755
Deferred subscriber acquisition costs, net	476	464	417
Other assets	129	134	84
Total Assets	9,528	9,260	8,739
Current Liabilities:
Current maturities of long-term debt	2	2	1
Accounts payable	143	144	153
Accrued and other current liabilities	232	181	163
Deferred revenue	242	245	250
Total current liabilities	619	572	567
Long-term debt, including allocated debt	2,525	2,525	1,506
Deferred subscriber acquisition revenue	696	675	630
Deferred tax liabilities	239	157	632
Other liabilities	185	174	173
Total Liabilities	4,264	4,103	3,508
Commitments and contingencies
Stockholders' Equity:
Common stock	2	2	0
Additional paid-in capital	5,097	5,062	0
Parent company investment		0	5,152
Retained earnings	76	0
Accumulated other comprehensive income	89	93	79
Total Stockholders' Equity	5,264	5,157	5,231
Total Liabilities and Stockholders' Equity	$ 9,528	$ 9,260	$ 8,739